UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER:	811-09237

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER:	Calamos Advisors Trust

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:	2020 Calamos Court
Naperville, Illinois 60563-2787

NAME AND ADDRESS OF AGENT FOR SERVICE:	John P Calamos, Sr., Founder, Chairman and Global Chief Investment Officer
Calamos Advisors LLC
2020 Calamos Court
Naperville, Illinois 60563-2787

REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE:	(630) 245-7200

DATE OF FISCAL YEAR END:	December 31, 2026

DATE OF REPORTING PERIOD:	January 1, 2026 through June 30, 2026

ITEM 1. REPORTS TO SHAREHOLDERS.

TABLE OF CONTENTS

Calamos Growth and Income Portfolio Class I

Calamos Growth and Income Portfolio

Class I

Semi-Annual Shareholder Report  - June 30, 2026

This semi-annual shareholder report contains important information about the Calamos Growth and Income Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$64	1.23%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized.

KEY PORTFOLIO STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$36,086,675	153	20%

WHAT DID THE PORTFOLIO INVEST IN?

The Portfolio pursued lower-volatility equity participation through a multi-asset-class approach spanning stocks, convertible securities, US Treasuries, cash, and options. Amid recent market strength, we took the opportunity to build a more balanced portfolio. This meant adding exposure to areas with genuine growth tailwinds and improving returns on capital outside of AI, while lowering our energy exposure. We also leaned on convertible securities and options to restrike the portfolio's risk-reward profile.

Sector weightings and top 10 holdings exclude, if any, cash or cash equivalents or written options.

Table Summary
SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	35.9
Communication Services	10.6
Financials	10.6
Industrials	10.3
Consumer Discretionary	8.7
Health Care	8.6
Consumer Staples	3.5
Utilities	3.0
Energy	2.8
Materials	2.6
Real Estate	1.1
Other	0.9

TOP 10 HOLDINGS

% OF NET ASSETS

Table Summary
NVIDIA Corp.	6.3
Apple, Inc.	5.8
Alphabet, Inc. - Class A	5.3
Amazon.com, Inc.	3.8
Microsoft Corp.	3.6
Broadcom, Inc.	2.4
Micron Technology, Inc.	1.9
Meta Platforms, Inc. - Class A	1.7
JPMorgan Chase & Co.	1.6
Tesla, Inc.	1.6

www.calamos.com

Calamos Growth and Income Portfolio

Class I

Semi-Annual Shareholder Report  - June 30, 2026

For additional information about the Portfolio, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2026 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | CATTSRS-I 26

Item 1(b). Not applicable.

ITEM 2: CODE OF ETHICS.

The information required by this Item 2 is only required in an annual report on this Form N-CSR.

ITEM 3: AUDIT COMMITTEE FINANCIAL EXPERT.

The information required by this Item 3 is only required in an annual report on this Form N-CSR.

ITEM 4: PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The information required by this Item 4 is only required in an annual report on this Form N-CSR.

ITEM 5: AUDIT COMMITTEE OF LISTED REGISTRANTS.

The information required by this Item 5 is only required in an annual report on this Form N-CSR.

ITEM 6: INVESTMENTS.

Not applicable. The complete schedule of investments is included in the financial statements filed under Item 7 of the N-CSR.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

SEMIANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION June 30, 2026
Growth and Income Portfolio

Table of Contents
Statement of Assets and Liabilities (unaudited) 1
Statement of Operations (unaudited) 2
Statement of Changes in Net Assets 3
Financial Highlights 4
Schedule of Investments (unaudited) 5
Notes to Financial Statements (unaudited) 9
Report of Independent Registered Public Accounting Firm 16
Statement Regarding Basis for Approval of Investment Advisory Contract (unaudited) 17

Statement of Assets and Liabilities
June 30, 2026 (unaudited)

www.calamos.com
See accompanying Notes to Financial Statements
ASSETS
Investments in securities, at value
*
$ 35,601,070
Cash with custodian 661,205
Cash held at broker 4
Restricted cash for short positions 150
Foreign currency 154
Receivables:
Accrued interest and dividends 25,368
Portfolio shares sold 11,343
Prepaid expenses 1,849
Other assets 110,089
Total assets 36,411,232
LIABILITIES
Collateral for securities loaned 29,140
Payables:
Investments purchased 84,066
Portfolio shares redeemed 5,632
Affiliates:
Investment advisory fees 21,925
Deferred compensation to Trustees 110,089
Trustees’ fees and officer compensation 741
Other accounts payable and accrued liabilities 72,964
Total liabilities 324,557
NET ASSETS $ 36,086,675
COMPOSITION OF NET ASSETS
Paid in capital $ 15,255,776
Accumulated distributable earnings 20,830,899
NET ASSETS $ 36,086,675
CLASS I SHARES
Net assets applicable to shares outstanding $ 36,086,675
Shares outstanding (no par value; unlimited number of shares authorized) 1,438,286
Net asset value and redemption price per share $ 25 .09
—
Investments in securities, at cost $ 16,141,740
Foreign currency, at cost 154
*   Includes securities on loan $ 27,731

Statement of Operations
Six Months Ended June 30, 2026 (unaudited)

CALAMOS GROWTH AND INCOME PORTFOLIO SEMIANNUAL REPORT
See accompanying Notes to Financial Statements
INVESTMENT INCOME
Interest $ 39,850
(Amortization)/accretion of investment securities (61,834)
Dividends 155,003
Dividend taxes withheld (235)
Securities lending income, net of fees 619
Total investment income 133,403
EXPENSES
Investment advisory fees 127,623
Audit fees 29,177
Legal fees 16,893
Printing and mailing fees 11,558
Accounting fees 6,002
Trustees’ fees and officer compensation 5,409
Transfer agent fees 3,840
Custodian fees 2,784
Fund administration fees 917
Tax fees 494
Other 5,226
Total expenses 209,923
NET INVESTMENT (LOSS) (76,520)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss)
Investments, excluding purchased options 2,264,647
Purchased options (42,194)
Foreign currency transactions 287
Written options (3,911)
Change in net unrealized appreciation (depreciation)
Investments, excluding purchased options 1,544,974
Purchased options (44,384)
Written options (1,532)
NET GAIN 3,717,887
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS $ 3,641,367

Statement of Changes in Net Assets
June 30, 2026

www.calamos.com
See accompanying Notes to Financial Statements
(UNAUDITED)
SIX MONTHS
ENDED
JUNE 30,
2026
YEAR ENDED
DECEMBER 31,
2025
OPERATIONS
Net investment (loss) $ (76,520) $ (110,383)
Net realized gain 2,218,829 3,062,761
Change in unrealized appreciation 1,499,058 2,386,145
Net increase in net assets resulting from operations 3,641,367 5,338,523
DISTRIBUTIONS TO SHAREHOLDERS
Class I (2,910,219) (2,832,907)
Total distributions (2,910,219) (2,832,907)
CAPITAL SHARE TRANSACTIONS 1,224,678 (1,107,023)
TOTAL INCREASE IN NET ASSETS 1,955,826 1,398,593
NET ASSETS
Beginning of period $ 34,130,849 $ 32,732,256
End of period $ 36,086,675 $ 34,130,849

Financial Highlights
June 30, 2026

CALAMOS GROWTH AND INCOME PORTFOLIO SEMIANNUAL REPORT
Selected data for a share outstanding throughout each period were as follows:
Class I
(UNAUDITED)
SIX MONTHS
ENDED JUNE 30,
2026
Year Ended December 31,
2025 2024 2023 2022 2021
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period $ 24.75 $ 23.21 $ 19.54 $ 16.86 $ 22.85 $ 20.57
Income from investment operations:
Net investment income (loss)
(a)
(0.05) (0.08) (0.04) (0.01) 0.00* (0.09)
Net realized and unrealized gain
(loss) 2.55 3.68 4.11 3.29 (4.18) 4.19
Total from investment operations 2.50 3.60 4.07 3.28 (4.18) 4.10
Distributions:
Dividends from net investment
income — (0.07) (0.08) (0.10) (0.13) (0.08)
Dividends from net realized gains (2.16) (1.99) (0.32) (0.50) (1.68) (1.74)
Total distributions
(b)
(2.16) (2.06) (0.40) (0.60) (1.81) (1.82)
Net asset value, end of period $25.09 $24.75 $23.21 $19.54 $16.86 $22.85
TOTAL RETURN
Total investment return based on:
(c)
Net asset value
(d)
11.26% 17.40% 21.08% 20.12% (19.07%) 21.40%
RATIOS TO AVERAGE NET ASSETS
Net expenses 1.23%
(e)
1.27% 1.26% 1.44% 1.33% 1.20%
Net investment income (loss) (0.45%)
(e)
(0.33%) (0.19%) (0.08%) (0.01%) (0.40%)
SUPPLEMENTAL DATA
Net assets , end of period (000) $ 36,087 $34,131 $32,732 $29,519 $26,455 $35,663
Portfolio turnover rate
(f)
20% 34% 29% 21% 23% 16%
*
Amount is less than $0.005.
(a)
Net investment income (loss) allocated based on average shares method.
(b)
Distribution for annual periods determined in accordance with federal income tax regulations.
(c)
Performance figures of the Portfolio do not reflect fees charged pursuant to the terms of variable life insurance policies and variable annuity contracts. If they did, performance would be lower.
(d)
Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
(e)
Annualized.
(f)
Not annualized.

Calamos Growth and Income Portfolio
Schedule of Investments June 30, 2026 (unaudited)

www.calamos.com
See accompanying Notes to Schedule of Investments
PRINCIPAL
AMOUNT a a VALUE a
CONVERTIBLE BONDS (19.0%)
Communication Services (2.3%)
64,000 Bandwidth, Inc.*
0.000%, 07/01/32 $ 74,007
230,000 DoorDash, Inc.
0.000%, 05/15/30 226,085
65,000 Live Nation Entertainment, Inc.*
2.875%, 10/15/31 71,746
120,000 Lyft, Inc.*
0.000%, 09/15/30 117,670
84,000 Robinhood Markets, Inc.*
0.000%, 10/01/29 84,315
Uber Technologies, Inc.
150,000 0.875%, 12/01/28 179,890
75,000 0.000%, 05/15/28 86,799
840,512
Consumer Discretionary (0.5%)
155,000 Etsy, Inc.
1.000%, 06/15/30 180,301
Consumer Staples (0.2%)
70,000 Adaptive Biotechnologies Corp.*
0.000%, 07/01/31 81,842
Energy (0.3%)
100,000 Liberty Energy, Inc.*
0.000%, 03/01/31 103,263
Financials (0.6%)
45,000 Federal Realty OP LP*
3.250%, 01/15/29 49,865
84,000 Kite Realty Group LP*††
3.250%, 04/15/32 83,447
85,000 WisdomTree, Inc.*
4.625%, 08/15/30 101,809
235,121
Health Care (2.0%)
85,000 Bridgebio Pharma, Inc.*
0.750%, 02/01/33 84,117
71,000 Cogent Biosciences, Inc.
1.625%, 11/15/31 87,459
31,000 Indivior Pharmaceuticals, Inc.*
0.625%, 03/15/31 37,753
145,000 Ligand Pharmaceuticals, Inc.*
0.000%, 09/15/31 164,385
107,000 Mirum Pharmaceuticals, Inc.*
0.000%, 06/01/32 115,775
114,000 Revolution Medicines, Inc.
0.500%, 05/01/33 143,971
70,000 Travere Therapeutics, Inc.
0.500%, 05/15/32 82,548
716,008
PRINCIPAL
AMOUNT a a VALUE a
Industrials (2.0%)
110,000 Bloom Energy Corp.*
0.000%, 11/15/30 $ 201,646
130,000 BWX Technologies, Inc.*
0.000%, 11/01/30 133,536
80,000 Fluor Corp.
1.125%, 08/15/29 105,848
140,000 JBT Marel Corp.*
0.375%, 09/15/30 142,370
105,000 Knight-Swift Transportation
Holdings, Inc.*
1.000%, 11/15/31 122,550
705,950
Information Technology (8.0%)
45,000 Advanced Energy Industries, Inc.*
0.000%, 05/15/31 49,329
115,000 Akamai Technologies, Inc.
0.250%, 05/15/33 168,137
26,000 Amkor Technology, Inc.*
0.000%, 07/15/31 31,039
68,000 Ciena Corp.*
0.000%, 09/15/31 71,721
160,000 Cloudflare, Inc.
0.000%, 06/15/30 202,962
100,000 CyberArk Software Ltd.
0.000%, 06/15/30 166,690
88,000 Datadog, Inc.
0.000%, 12/01/29 124,937
106,000 IREN Ltd.*
1.000%, 12/01/33 92,473
21,000 Lumentum Holdings, Inc.*
0.375%, 03/15/32 97,107
41,000 MACOM Technology Solutions
Holdings, Inc.
0.000%, 12/15/29 94,671
158,000 Microchip Technology, Inc.*
0.000%, 02/15/30 182,757
95,000 Mirion Technologies, Inc.*
0.000%, 10/01/31 89,223
60,000 MKS, Inc.
1.250%, 06/01/30 177,115
41,000 Nebius Group NV*
1.250%, 03/15/31 71,138
140,000 ON Semiconductor Corp.
0.500%, 03/01/29 169,030
90,000 Onto Innovation, Inc.*
0.000%, 06/01/31 118,935
30,000 Seagate HDD Cayman
3.500%, 06/01/28 352,361
75,000 Snowflake, Inc.
0.000%, 10/01/29 132,505
105,000 Ultra Clean Holdings, Inc.*
0.000%, 03/15/31 197,738
18,000 Western Digital Corp.
3.000%, 11/15/28 304,790
2,894,658

See accompanying Notes to Schedule of Investments
CALAMOS GROWTH AND INCOME PORTFOLIO SEMIANNUAL REPORT
Calamos Growth and Income Portfolio
Schedule of Investments June 30, 2026 (unaudited)
PRINCIPAL
AMOUNT a a VALUE a
Real Estate (1.1%)
100,000 Digital Realty Trust LP*
1.875%, 11/15/29 $ 107,314
80,000 Realty Income Corp.*
3.500%, 01/15/29 82,379
120,000 Welltower OP LLC*
3.125%, 07/15/29 215,701
405,394
Utilities (2.0%)
160,000 CenterPoint Energy, Inc.*
3.000%, 08/01/28 169,890
195,000 CMS Energy Corp.
3.375%, 05/01/28 217,915
195,000 PPL Capital Funding, Inc.
2.875%, 03/15/28 221,391
95,000 Southern Co.
4.500%, 06/15/27 104,896
714,092
TOTAL CONVERTIBLE BONDS
(Cost $5,315,017)
6,877,141
U.S. GOVERNMENT AND AGENCY SECURITY (0.5%)
Other (0.5%)
175,000 U.S. Treasury Notes
4.125%, 01/31/27
(Cost $175,258) 175,126
NUMBER OF
SHARES b b VALUE b
COMMON STOCKS (74.6%)
Communication Services (7.8%)
5,305 Alphabet, Inc. - Class A 1,895,848
1,090 Meta Platforms, Inc. - Class A 613,986
2,950 Netflix, Inc.# 210,630
995 Walt Disney Co. 95,769
2,816,233
Consumer Discretionary (8.2%)
5,725 Amazon.com, Inc.# 1,364,496
725 Booking Holdings, Inc. 129,224
560 Home Depot, Inc. 197,501
122 KRW Hyundai Motor Co. 39,768
765 Lowe's Cos., Inc. 168,675
440 McDonald's Corp. 118,936
315 Royal Caribbean Cruises Ltd. 100,022
1,515 Starbucks Corp. 154,818
1,380 Tesla, Inc.# 580,428
725 TJX Cos., Inc. 109,837
2,963,705
Consumer Staples (3.3%)
2,685 Coca-Cola Co. 218,210
195 Costco Wholesale Corp. 182,417
NUMBER OF
SHARES b b VALUE b
1,570 Dollar General Corp. $ 180,723
1,030 Philip Morris International, Inc. 186,337
1,200 Procter & Gamble Co. 175,968
2,050 Walmart, Inc. 232,183
1,175,838
Energy (2.5%)
555 Chevron Corp. 91,997
2,475 EQT Corp. 131,596
1,920 Exxon Mobil Corp. 262,502
915 Marathon Petroleum Corp. 233,938
2,605 Williams Cos., Inc. 193,656
913,689
Financials (10.0%)
435 American Express Co. 147,139
500 Assurant, Inc. 134,265
4,960 Bank of America Corp. 282,621
90 BlackRock, Inc. 86,540
330 Capital One Financial Corp. 66,204
395 Chubb Ltd. 134,592
2,255 Citigroup, Inc. 315,610
345 Goldman Sachs Group, Inc. 348,923
1,815 JPMorgan Chase & Co.~ 594,104
675 Mastercard, Inc. - Class A 346,680
1,000 JPY Mizuho Financial Group, Inc. 48,029
1,230 Morgan Stanley 257,119
1,400 JPY ORIX Corp. 53,328
155 S&P Global, Inc. 63,125
515 State Street Corp. 87,344
1,155 Visa, Inc. - Class A 396,269
2,795 Wells Fargo & Co. 230,979
3,592,871
Health Care (6.6%)
690 AbbVie, Inc. 173,632
960 Boston Scientific Corp.# 40,973
1,265 CVS Health Corp. 130,864
620 Danaher Corp. 118,098
435 Eli Lilly & Co. 521,752
1,015 Gilead Sciences, Inc. 128,235
165 Intuitive Surgical, Inc.# 65,617
1,515 Johnson & Johnson 384,765
1,250 Medtronic PLC 97,787
1,230 Merck & Co., Inc. 158,055
325 Quest Diagnostics, Inc. 68,884
110 Stryker Corp. 34,632
245 Thermo Fisher Scientific, Inc. 122,833
555 UnitedHealth Group, Inc. 230,675
240 Vertex Pharmaceuticals, Inc.# 119,215
2,396,017
Industrials (6.9%)
305 Caterpillar, Inc. 324,794
7,405 CSX Corp. 351,960

www.calamos.com
See accompanying Notes to Schedule of Investments
Calamos Growth and Income Portfolio
Schedule of Investments June 30, 2026 (unaudited)
NUMBER OF
SHARES b b VALUE b
3,000 Delta Air Lines, Inc. $ 280,980
325 GE Vernova, Inc.~ 381,830
540 General Electric Co. 201,814
215 Parker-Hannifin Corp. 210,296
405 Quanta Services, Inc. 291,616
1,255 RTX Corp. 238,111
765 Union Pacific Corp. 208,080
2,489,481
Information Technology (26.5%)
735 Advanced Micro Devices, Inc.# 426,969
580 Amphenol Corp. - Class A 102,266
7,250 Apple, Inc. 2,097,860
375 Applied Materials, Inc. 271,125
2,310 Broadcom, Inc. 872,602
2,380 Cisco Systems, Inc. 279,555
2,115 Intel Corp.# 295,317
1,125 Lam Research Corp. 487,496
595 Micron Technology, Inc. 686,803
3,450 Microsoft Corp. 1,286,919
11,300 NVIDIA Corp. 2,261,017
330 Oracle Corp. 48,362
1,535 Palantir Technologies, Inc. - Class
A# 179,088
530 Salesforce, Inc. 83,030
89 Sandisk Corp.# 202,362
9,580,771
Materials (2.4%)
3,550 Freeport-McMoRan, Inc. 223,259
545 Linde PLC 282,822
675 Sherwin-Williams Co. 232,416
375 Vulcan Materials Co.^ 110,629
849,126
Utilities (0.4%)
805 Vistra Corp. 127,697
TOTAL COMMON STOCKS
(Cost $9,033,265)
26,905,428
CONVERTIBLE PREFERRED STOCKS (4.1%)
Communication Services (0.5%)
3,640
Alphabet, Inc.
6.250%, 05/15/29# 184,166
Industrials (1.4%)
4,555
Boeing Co.
6.000%, 10/15/27 306,551
2,000
QXO, Inc.
5.500%, 05/15/28 97,480
1,750
VSE Corp.#
5.750%, 02/01/29 100,923
504,954
NUMBER OF
SHARES b b VALUE b
Information Technology (1.4%)
880
Hewlett Packard Enterprise Co.
7.625%, 09/01/27 $ 101,781
3,030
Microchip Technology, Inc.
7.500%, 03/15/28 232,431
3,445
Oracle Corp.#
6.500%, 01/15/29 154,853
489,065
Materials (0.2%)
1,190
Albemarle Corp.
7.250%, 03/01/27 65,867
Utilities (0.6%)#
875
CenterPoint Energy, Inc.
(Warner Media LLC, Charter
Communications Time, Inc.)**§
3.369%, 09/15/29 25,710
4,130
NextEra Energy, Inc.
7.375%, 02/15/29 197,992
223,702
TOTAL CONVERTIBLE
PREFERRED STOCKS
(Cost $1,389,545)
1,467,754
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED PURCHASED OPTIONS (0.4%)#
Other (0.4%)
233
2,420,404
iShares
®
MSCI EAFE ETF Call,
09/18/26, Strike $110.00 24,931
1
3,027,635
NASDAQ
®
100 Stock Index Put,
09/18/26, Strike $28,800.00 78,570
1
302,437
Russell 2000 Index Call, 09/18/26,
Strike $2,630.00 42,980
146,481
TOTAL EXCHANGE-TRADED
PURCHASED OPTIONS
(Cost $199,515)
146,481

See accompanying Notes to Schedule of Investments
CALAMOS GROWTH AND INCOME PORTFOLIO SEMIANNUAL REPORT
Calamos Growth and Income Portfolio
Schedule of Investments June 30, 2026 (unaudited)
NOTES TO SCHEDULE OF INVESTMENTS
The following table summarizes the Portfolio’s investments and derivative financial instruments categorized in the fair value hierarchy as of June 30, 2026 (see Note 7):
NUMBER OF
SHARES/
PRINCIPAL
AMOUNT e e VALUE e
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (0.1%)
29,140
State Street Navigator Securities
Lending Government Money Market
Portfolio, 3.652%†***
(Cost $29,140) $ 29,140
TOTAL INVESTMENTS (98.7%)
(Cost $16,141,740)
$ 35,601,070
PAYABLE UPON RETURN OF SECURITIES ON LOAN (-0.1%) (29,140)
OTHER ASSETS, LESS LIABILITIES (1.4%)
514,745
NET ASSETS (100.0%) $ 36,086,675
* Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
†† When-issued security.
# Non-income producing security.
~ Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options. The aggregate value of such securities is $155,129.
^ Security, or portion of security, is on loan.
§ Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
** Step coupon security. Coupon changes periodically based upon a predetermined schedule. The rate shown is the rate in effect at June 30,
2026.
† Represents investment of cash collateral received from securities on loan as of June 30, 2026.
*** The rate disclosed is the 7 day net yield as of June 30, 2026.
FOREIGN CURRENCY ABBREVIATIONS
JPY Japanese Yen
KRW South Korean Won
Note: Value for securities denominated in foreign currencies is shown in
U.S. dollars. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Assets: — — — —
Convertible Bonds 52 $ — $ 6,877,141 $ — $ 6,877,141
U.S. Government and Agency Security 1 — 175,126 — 175,126
Common Stocks 86 26,764,303 141,125 — 26,905,428
Convertible Preferred Stocks 13 1,442,044 25,710 — 1,467,754
Exchange-Traded Purchased Options 3 146,481 — — 146,481
Investment of Cash Collateral for Securities Loaned 1 — 29,140 — 29,140
Total $ 28,352,828 $ 7,248,242 $ — $ 35,601,070

Notes to Financial Statements
(unaudited)

www.calamos.com
Note 1 – Organization and Significant Accounting Policies
Organization. Calamos Advisors Trust (the "Trust") is a Massachusetts business trust organized on February 17, 1999 and is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end investment management company. The Trust consists of two separate series. This report solely relates to Calamos Growth and Income Portfolio (the
“Portfolio”), which commenced operations on May 19, 1999 and offers one class of shares, Class I shares.
The Portfolio’s shares are offered to certain life insurance companies for allocation to certain separate accounts established for the purpose of funding qualified and non-qualified variable annuity contracts and variable life insurance contracts. The
Portfolio seeks high long-term total return through growth and current income.
The Portfolio invests primarily in a diversified portfolio of convertible instruments (including synthetic convertible instruments), equity and fixed-income securities of U.S. companies without regard to market capitalization. In pursuing its investment objective, the Portfolio attempts to utilize these different types of securities to strike, in the investment adviser’s opinion, the appropriate balance between risk and return in terms of growth and income.
Significant Accounting Policies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), and the Portfolio is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Under U.S. GAAP, management is required to make certain estimates and assumptions at the date of the financial statements and actual results may differ from those estimates. The following summarizes the significant accounting policies of the Portfolio:
Portfolio Valuation. The Trust’s Board of Trustees (“Board” or “Trustees”), including a majority of the Trustees who are not “interested persons” of the Portfolio, have designated Calamos Advisors LLC (“Calamos Advisors”, or the “Adviser”)
to perform fair valuation determinations related to all Portfolio investments under the oversight of the Board. As “valuation designee” Calamos Advisors has adopted procedures consistent with ASC Topic 820: Fair Value Measurement to guide the determination of the net asset value (“NAV”) on any day on which the Portfolio’s NAV is determined. The valuation of the
Portfolio's investments is in accordance with these procedures.
Portfolio securities that are traded on U.S. securities exchanges, except option securities, are valued at the official closing price, which is the last current reported sales price on its principal exchange at the time the Portfolio determines its NAV.
Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market
®
are valued at the NASDAQ
®
Official Closing Price, as determined by NASDAQ
®
, or lacking a NASDAQ
®
Official Closing Price, the last current reported
sale price on NASDAQ
®
at the time the Portfolio determines its NAV. When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations on its principal exchange in accordance with guidelines adopted by the Board. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the Board. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued either by an independent pricing agent approved by the Board or based on a quotation provided by the counterparty to such option under the ultimate supervision of the Board.
Fixed income securities, bank loans, certain convertible preferred securities, and non-exchange traded derivatives are normally valued by independent pricing services or by dealers or brokers who make markets in such securities. Valuations of such fixed income securities, bank loans, certain convertible preferred securities, and non-exchange traded derivatives consider yield or price of equivalent securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter prices.
Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Each security trading on these exchanges or in over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the Board. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the Portfolio determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Portfolio's
NAV is not calculated.

Notes to Financial Statements
(unaudited)

CALAMOS GROWTH AND INCOME PORTFOLIO SEMIANNUAL REPORT
If the valuation designee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the valuation designee.
The Portfolio also may use fair value pricing, pursuant to guidelines adopted by Calamos Advisors, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Portfolio's pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by Calamos Advisors, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.
When fair value pricing of securities is employed, the prices of securities used by the Portfolio to calculate its NAV may differ from market quotations or official closing prices. There can be no assurance that the Portfolio could purchase or sell a portfolio security at the price used to calculate the Portfolio’s NAV.
Investment Transactions. Investment transactions are recorded on a trade date basis as of June 30, 2026. Net realized gains and losses from investment transactions are reported on an identified cost basis. Interest income is recognized using the accrual method and includes accretion of original issue and market discount and amortization of premium. Dividend income is recognized on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the information becomes available after the ex-dividend date.
Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.
The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign currency gains or losses arise from disposition of foreign currency, the difference in the foreign exchange rates between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the ex-date or accrual date and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes (due to the changes in the exchange rate) in the value of foreign currency and other assets and liabilities denominated in foreign currencies held at period end.
Allocation of Expenses. Expenses directly attributable to the Portfolio are charged to the Portfolio; certain other common expenses of Calamos Advisors Trust, Calamos Investment Trust, Calamos Convertible Opportunities and Income Fund, Calamos
Convertible and High Income Fund, Calamos Strategic Total Return Fund, Calamos Global Total Return Fund, Calamos Global
Dynamic Income Fund, Calamos Dynamic Convertible and Income Fund, Calamos Long/Short Equity & Dynamic Income Trust,
Calamos Antetokounmpo Sustainable Equities Trust, Calamos ETF Trust, Calamos Aksia Alternative Credit and Income Fund,
Calamos Aksia Private Equity and Alternatives Fund, and Calamos Aksia Hedged Strategies Fund  are allocated proportionately among each fund to which the expenses relate in relation to the net assets of each fund or on another reasonable basis.
Income Taxes. No provision has been made for U.S. income taxes because the Trust's policy is to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended, and distribute to shareholders substantially all of the Portfolio's taxable income and net realized gains.
Dividends and distributions paid to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. To the extent these “book/tax” differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment.
These differences are primarily due to differing treatments for foreign currency transactions, contingent payment debt instruments and methods of amortizing and accreting for fixed income securities. The financial statements are not adjusted for temporary differences.
The Portfolio recognized no liability for uncertain tax positions. A reconciliation is not provided as the beginning and ending amounts of unrecognized benefits are zero, with no interim additions, reductions or settlements. Generally, the federal

Notes to Financial Statements
(unaudited)

www.calamos.com
returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction.
Indemnifications. Under the Trust’s organizational documents, the Trust is obligated to indemnify its officers and trustees against certain liabilities incurred by them by reason of having been an officer or trustee of the Trust. In addition, in the normal course of business, the Trust may enter into contracts that provide general indemnifications to other parties. The
Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. Currently, the Portfolio’s management expects the risk of material loss in connection to a potential claim to be remote.
Segment Reporting. An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the chief operating decision maker, and for which discrete financial information is available. Consistent with the definition of a chief operating decision maker (“CODM”) provided by Financial Accounting Standards Board ("FASB") “Accounting Standards
Update (ASU) 2023-07-Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures,”  the Portfolio's
CODM is Calamos Advisors' Chief Executive Officer, who also serves as Trustee and Vice President of the Portfolio. The Portfolio
operates as a single reportable segment, which reflects how the CODM monitors and manages the operating results of the Portfolio. The financial information used by the CODM to assess the segment’s performance and to allocate resources, including total return, expense ratios, changes in net assets from operations and portfolio composition, is consistent with that presented within the Portfolio's financial statements and financial highlights.
Note 2 – Investment Advisor and Transactions with Affiliates or Certain Other Parties
Pursuant to an investment advisory agreement with Calamos Advisors, the Portfolio pays a monthly investment advisory fee based on the average daily net assets of the Portfolio at the annual rate of 0.75%.
The Portfolio reimburses Calamos Advisors for a portion of compensation paid to the Trust’s Chief Compliance Officer. This compensation is reported as part of the “Trustees’ fees and officer compensation” expense on the Statement of Operations.
Two Trustees and certain officers of the Trust are also officers and directors of Calamos Financial Services LLC (“CFS”) and
Calamos Advisors. Such trustees and officers serve without direct compensation from the Trust. The Trust’s Statement of
Additional Information contains additional information about the Trust’s Trustees and Officers and is available without charge, upon request, at www.calamos.com or by calling 800.582.6959.
The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, a trustee who is not an “interested person”
(as defined in the 1940 Act) and has elected to participate in the Plan (a “participating trustee”) may defer receipt of all or a portion of their compensation from the Trust. The deferred compensation payable to the participating trustee is credited to the trustee’s deferral account as of the business day such compensation would have been paid to the participating trustee.
The value of amounts deferred for a participating trustee is determined by reference to the change in value of Class I shares of one or more funds of Calamos Investment Trust designated by the participant. The value of the account increases with contributions to the account or with increases in the value of the measuring shares, and the value of the account decreases with withdrawals from the account or with declines in the value of the measuring shares. The Portfolio’s obligation, if any, to make payments under the Plan is a general obligation of the Portfolio and is included in “Payable for deferred compensation to trustees” on the Statement of Assets and Liabilities at June 30, 2026. Deferred compensation of $110,089 is included in
“Other assets” on the Statement of Assets and Liabilities at June 30, 2026.
Note 3 – Investments
The cost of purchases and proceeds from sales of long-term investments for the period ended June 30, 2026 are shown in the table below.
U.S. GOVERNMENT
SECURITIES OTHER
Cost of purchases $ — $ 6,829,095
Proceeds from sales — 8,424,470

Notes to Financial Statements
(unaudited)

CALAMOS GROWTH AND INCOME PORTFOLIO SEMIANNUAL REPORT
Note 4 – Income Taxes
The cost basis of investments for federal income tax purposes at June 30, 2026 was as follows*:
* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Portfolio’s most recent annual report.
The tax character of distributions for the period ended June 30, 2026 will be determined at the end of the Portfolio’s current fiscal year.
Distributions for the year ended December 31, 2025 were characterized for federal income tax purposes as follows:
As of December 31, 2025, the components of accumulated earnings/(loss) on a tax basis were as follows:
Note 5 – Derivative Instruments
Foreign Currency Risk. The Portfolio may engage in portfolio hedging with respect to changes in currency exchange rates by entering into forward foreign currency contracts to purchase or sell currencies. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Risks associated with such contracts include, among other things, movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform.
To mitigate the counterparty risk, the Portfolio may enter into an International Swaps and Derivatives Association, Inc. Master
Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master
Agreement is a bilateral agreement between the Portfolio and a counterparty that governs Over-The-Counter derivatives and foreign exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Generally, collateral is exchanged between the Portfolio and the counterparty and the amount of collateral due from the Portfolio or to a counterparty has to exceed a minimum transfer amount threshold before a transfer has to be made. To the extent amounts due to the Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from counterparty nonperformance. When a Portfolio is required to post collateral under the terms of a derivatives transaction and master netting agreement, the Portfolio’s custodian holds the collateral in a segregated account, subject to the terms of a tri-party agreement among the Portfolio, the custodian and the counterparty. The master netting agreement and tri-party agreement provide, in relevant part, that the counterparty may have rights to the amounts in the segregated
Cost basis of investments $ 16,141,740
Gross unrealized appreciation 19,830,194
Gross unrealized depreciation (370,864)
Net unrealized appreciation (depreciation) $ 19,459,330
YEAR ENDED
DECEMBER 31, 2025
Distributions paid from:
Ordinary income $ 232,207
Long-term capital gains 2,600,700
Return of capital —
Undistributed ordinary income $ 197,689
Undistributed capital gains 2,712,517
Total undistributed earnings 2,910,206
Net unrealized gains/(losses) 17,533,375
Total accumulated earnings/(losses) $ 20,443,581
Other (343,830)
Paid-in-capital 14,031,098
Net assets applicable to common shareholders $ 34,130,849

Notes to Financial Statements
(unaudited)

www.calamos.com
account in the event that the Portfolio defaults in its obligation with respect to the derivative instrument that is subject to the collateral requirement. When a counterparty is required to post collateral under the terms of a derivatives transaction and master netting agreement, the counterparty delivers such amount to the Portfolio’s custodian. The master netting agreement provides, in relevant part, that the Portfolio may have rights to such collateral in the event that the counterparty defaults in its obligation with respect to the derivative instrument that is subject to the collateral requirement. Generally before a default, neither a Portfolio nor the counterparty may resell, rehypothecate, or repledge any collateral that it receives.
For financial reporting purposes, the Portfolio does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities. The net unrealized gain, if any, represents the credit risk to the Portfolio on a forward foreign currency contract. The contracts are valued daily at forward foreign exchange rates. The
Portfolio realizes a gain or loss when a position is closed or upon settlement of the contracts.
As of June 30, 2026, the Portfolio had no outstanding forward foreign currency contracts.
Equity Risk. The Portfolio may engage in option transactions and in doing so achieves similar objectives to what it would achieve through the sale or purchase of individual securities. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller of the option the obligation to sell, the underlying security, index or other instrument at the exercise price. A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the seller the obligation to buy, the underlying security, index, or other instrument at the exercise price.
To seek to offset some of the risk of a potential decline in value of certain long positions, the Portfolio may also purchase put options on individual securities, broad-based securities indexes or certain exchange-traded funds (“ETFs”). The Portfolio may also seek to generate income from option premiums by writing (selling) options on a portion of the equity securities
(including securities that are convertible into equity securities) in the Portfolio's holdings, on broad-based securities indexes, or certain ETFs.
When the Portfolio purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset.
When the Portfolio writes an option, it receives a premium and an amount equal to that premium is recorded as a liability.
The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the
Portfolio realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase. The difference between the premium and the amount received or paid on a closing purchase or sale transaction is also treated as a realized gain or loss. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. Gain or loss on written options and purchased options is presented separately on the Statement of Operations as net realized gain or loss on written options and net realized gain or loss on purchased options, respectively.
Options written by the Portfolio do not typically give rise to counterparty credit risk since options written obligate the
Portfolio and not the counterparty to perform. Exchange traded purchased options have minimal counterparty credit risk to the Portfolio since the exchange’s clearinghouse, as counterparty to such instruments, guarantees against a possible default.
As of June 30, 2026, the Portfolio had outstanding purchased options and/or written options as listed on the Schedule of
Investments.
As of June 30, 2026, the Portfolio had outstanding derivative contracts which are reflected on the Statement of Assets and
Liabilities as follows:
1
ASSET
DERIVATIVES
LIABILITY
DERIVATIVES
Gross amounts at fair value:
Exchange-Traded Purchased Options
(1)
$ 146,481 $ —
$ 146,481 $ —

Notes to Financial Statements
(unaudited)

CALAMOS GROWTH AND INCOME PORTFOLIO SEMIANNUAL REPORT
For the period ended June 30, 2026, the volume of derivative activity for the Portfolio is reflected below:*
* Activity during the period is measured by opened number of contracts for options purchased or written (measured in notional).
Note 6 – Securities Lending
The Portfolio may loan one or more of its securities to broker-dealers and banks through the Securities Loan Agreement. In the Securities Loan Agreement, the “collateral” are the loaned securities themselves. Additionally, the set-off and netting provisions of the Securities Loan Agreement may not extend to the obligations of the counterparty’s affiliates or across varying types of transactions. Any such loan must be secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the value of the securities loaned by the Portfolio. The Portfolio continues to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and also receives an additional return that may be in the form of a fixed fee or a percentage of the collateral. The additional return is disclosed on a net basis as
Securities lending income in the Statement of Operations. Upon receipt of cash collateral, the Portfolio’s securities lending agent invests any cash collateral into short term investments following investment guidelines approved by Calamos Advisors.
The Portfolio records the investment of collateral as an asset and the value of the collateral as a liability on the Statement of
Assets and Liabilities. The cash collateral received from securities loaned as disclosed in the Statement of Assets and Liabilities is collateralized by securities on loan as disclosed within the Schedule of Investments and such borrowings have maturities that are overnight and continuous. If the value of the invested collateral declines below the value of the collateral deposited by the borrower, the Portfolio will record unrealized depreciation equal to the decline in value of the invested collateral.
The Portfolio will pay reasonable fees to persons unaffiliated with the Portfolio for services in arranging these loans. The
Portfolio has the right to call a loan and obtain the securities loaned at any time. The Portfolio does not have the right to vote the securities during the existence of the loan but could call the loan in an attempt to permit voting of the securities in certain circumstances. Upon return of the securities loaned, the cash or cash equivalent collateral will be returned to the borrower. The Portfolio maintains the risk of any loss on the securities on loan as well as the potential loss on investments purchased with collateral received from securities lending. In the event of bankruptcy or other default of the borrower, the
Portfolio has the right to use the loan collateral to offset losses incurred, however, the Portfolio could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses, including (a) possible decline in the value of the collateral or in the value of the securities loaned during the period while the Portfolio seeks to enforce its rights thereto,
(b) possible subnormal levels of income and lack of access to income during this period, and (c) the expenses of enforcing its rights. In an effort to reduce these risks, the Portfolio’s security lending agent monitors and reports to Calamos Advisors on the creditworthiness of the firms to which the Portfolio lends securities. The Portfolios' security lending agent has also agreed to indemnify the Portfolios in the case of a borrower's failure to return a loaned security.
The following table indicates the total amount of securities loaned by asset class, reconciled to the gross liability payable upon return of the securities loaned by the Portfolio as of June 30, 2026.
Note 7 – Fair Value Measurements
Various inputs are used to determine the value of the Portfolio’s investments. These inputs are categorized into three broad levels as follows:
VOLUME
Exchange-Traded Purchased options
(1)
306
Exchange-Traded Written options
(2)
3
(1) Generally, the Statement of Assets and Liabilities location for Exchange-Traded Purchased Options is "Investments in securities, at value".
(2) Generally, the Statement of Assets and Liabilities location for Exchange-Traded Written Options is "Options written, at value".
AMOUNT OF
COLLATERAL
HELD IN
SHORT TERM
INVESTMENTS
AND
RESTRICTED
AMOUNT OF
NON-CASH TOTAL
VALUE OF SECURITIES ON
LOAN TO BROKER-DEALERS AND
BANKS BY ASSET CLASS ON LOAN
EXCESS
AMOUNT
DUE TO/(FROM)
CASH COLLATERAL COLLATERAL EQUITY FIXED INCOME TOTAL COUNTERPARTY
$ 29,140 $ — $ 29,140 $ 27,731 $ — $ 27,731 $ 1,409

Notes to Financial Statements
(unaudited)

www.calamos.com
Level 1 – Prices are determined using inputs from unadjusted quoted prices from active markets (including securities actively traded on a securities exchange) for identical assets.
Level 2 – Prices are determined using significant observable market inputs other than unadjusted quoted prices, including quoted prices of similar securities, fair value adjustments to quoted foreign securities, interest rates, credit risk, prepayment speeds, and other relevant data.
Level 3 – Prices reflect unobservable market inputs (including the Portfolio’s own judgments about assumptions market participants would use in determining fair value) when observable inputs are unavailable.
Debt securities are valued based upon evaluated prices received from an independent pricing service or from a dealer or broker who makes markets in such securities. Pricing services utilize various observable market data and as such, debt securities are generally categorized as Level 2. The levels are not necessarily an indication of the risk or liquidity of the
Portfolio’s investments.
The summary of the inputs used in valuing the Portfolio’s holdings are available after the Portfolio's Schedule of Investments.
Note 8 – Capital Share Transactions
The following table summarizes the activity in capital shares of the Portfolio for the period ended:
Note 9 – Subsequent Events
Subsequent events, if any, through the date that the financial statements were issued, have been evaluated in the preparation of the financial statements. There have been no subsequent events that occurred during such period that would require disclosure or would be required to be recognized in the financial statements.
FOR THE SIX MONTHS ENDED
JUNE 30, 2026
FOR THE YEAR ENDED
DECEMBER 31, 2025
Class I Shares Dollars Shares Dollars
Shares sold 31,097 $ 763,386 41,608 $ 941,179
Shares issued as reinvestment of distributions 131,328 2,910,219 138,784 2,832,907
Less shares redeemed (103,015) (2,448,927) (211,887) (4,881,109)
Net increase (decrease) 59,410 $ 1,224,678 (31,495) $ (1,107,023)
For the period ended June 30, 2026, the volume of derivative activity for the Portfolio is reflected below:*
* Activity during the period is measured by opened number of contracts for options purchased or written (measured in notional).
Note 6 – Securities Lending
The Portfolio may loan one or more of its securities to broker-dealers and banks through the Securities Loan Agreement. In the Securities Loan Agreement, the “collateral” are the loaned securities themselves. Additionally, the set-off and netting provisions of the Securities Loan Agreement may not extend to the obligations of the counterparty’s affiliates or across varying types of transactions. Any such loan must be secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the value of the securities loaned by the Portfolio. The Portfolio continues to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and also receives an additional return that may be in the form of a fixed fee or a percentage of the collateral. The additional return is disclosed on a net basis as
Securities lending income in the Statement of Operations. Upon receipt of cash collateral, the Portfolio’s securities lending agent invests any cash collateral into short term investments following investment guidelines approved by Calamos Advisors.
The Portfolio records the investment of collateral as an asset and the value of the collateral as a liability on the Statement of
Assets and Liabilities. The cash collateral received from securities loaned as disclosed in the Statement of Assets and Liabilities is collateralized by securities on loan as disclosed within the Schedule of Investments and such borrowings have maturities that are overnight and continuous. If the value of the invested collateral declines below the value of the collateral deposited by the borrower, the Portfolio will record unrealized depreciation equal to the decline in value of the invested collateral.
The Portfolio will pay reasonable fees to persons unaffiliated with the Portfolio for services in arranging these loans. The
Portfolio has the right to call a loan and obtain the securities loaned at any time. The Portfolio does not have the right to vote the securities during the existence of the loan but could call the loan in an attempt to permit voting of the securities in certain circumstances. Upon return of the securities loaned, the cash or cash equivalent collateral will be returned to the borrower. The Portfolio maintains the risk of any loss on the securities on loan as well as the potential loss on investments purchased with collateral received from securities lending. In the event of bankruptcy or other default of the borrower, the
Portfolio has the right to use the loan collateral to offset losses incurred, however, the Portfolio could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses, including (a) possible decline in the value of the collateral or in the value of the securities loaned during the period while the Portfolio seeks to enforce its rights thereto,
(b) possible subnormal levels of income and lack of access to income during this period, and (c) the expenses of enforcing its rights. In an effort to reduce these risks, the Portfolio’s security lending agent monitors and reports to Calamos Advisors on the creditworthiness of the firms to which the Portfolio lends securities. The Portfolios' security lending agent has also agreed to indemnify the Portfolios in the case of a borrower's failure to return a loaned security.
The following table indicates the total amount of securities loaned by asset class, reconciled to the gross liability payable upon return of the securities loaned by the Portfolio as of June 30, 2026.
Note 7 – Fair Value Measurements
Various inputs are used to determine the value of the Portfolio’s investments. These inputs are categorized into three broad levels as follows:
VOLUME
Exchange-Traded Purchased options
(1)
306
Exchange-Traded Written options
(2)
3
(1) Generally, the Statement of Assets and Liabilities location for Exchange-Traded Purchased Options is "Investments in securities, at value".
(2) Generally, the Statement of Assets and Liabilities location for Exchange-Traded Written Options is "Options written, at value".
AMOUNT OF
COLLATERAL
HELD IN
SHORT TERM
INVESTMENTS
AND
RESTRICTED
AMOUNT OF
NON-CASH TOTAL
VALUE OF SECURITIES ON
LOAN TO BROKER-DEALERS AND
BANKS BY ASSET CLASS ON LOAN
EXCESS
AMOUNT
DUE TO/(FROM)
CASH COLLATERAL COLLATERAL EQUITY FIXED INCOME TOTAL COUNTERPARTY
$ 29,140 $ — $ 29,140 $ 27,731 $ — $ 27,731 $ 1,409

Report of Independent Registered Public Accounting Firm

CALAMOS GROWTH AND INCOME PORTFOLIO SEMIANNUAL REPORT
To the shareholders and the Board of Trustees of Calamos Advisors Trust
Results of Review of Interim Financial Information
We have reviewed the accompanying statement of assets and liabilities of Calamos Growth and Income Portfolio (the
"Portfolio"), the sole portfolio constituting the Calamos Advisors Trust (the "Trust"), including the schedule of investments, as of June 30, 2026, the related statements of operations, changes in net assets, and the financial highlights for the six-month period then ended, and the related notes (collectively referred to as the "interim financial information"). Based on our review, we are not aware of any material modifications that should be made to the accompanying interim financial information for it to be in conformity with accounting principles generally accepted in the United States of America.
We have previously audited, in accordance with the standards of the Public Company Accounting Oversight Board (United
States) (PCAOB), the statement of changes in net assets of the Portfolio for the year ended December 31, 2025, and the financial highlights for each of the five years in the period then ended, and in our report dated February 10, 2026, we expressed an unqualified opinion on such statement of changes in net assets and financial highlights.
Basis for Review Results
This interim financial information is the responsibility of the Portfolio's management. We are a public accounting firm registered with the PCAOB and are required to be independent with respect to the Portfolio in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our review in accordance with standards of the PCAOB. A review of interim financial information consists principally of applying analytical procedures and making inquiries of persons responsible for financial and accounting matters.
It is substantially less in scope than an audit conducted in accordance with the standards of the PCAOB, the objective of which is the expression of an opinion regarding the financial statements taken as a whole. Accordingly, we do not express such an opinion.
Chicago, Illinois
August 7, 2026
We have served as the auditor of one or more Calamos investment companies since 2003.

Statement Regarding Basis for Approval of Investment Advisory Contract
(unaudited)

www.calamos.com
The Board of Trustees (the “Board” or “Trustees”) of Calamos Advisors Trust (“Trust”) oversees the management of Calamos
Growth and Income Portfolio (“Portfolio”), a series of the Trust, and, as required by law, determines annually whether to continue the Trust’s management agreement with Calamos Advisors LLC (“Adviser”) pursuant to which the Adviser serves as the investment manager and administrator for the Portfolio. The “Independent Trustees,” who comprise more than 80%
of the Board, have never been affiliated with the Adviser.
In connection with their most recent consideration regarding the continuation of the management agreement, the Trustees received and reviewed a substantial amount of information provided by the Adviser in response to detailed requests of the Independent Trustees and their independent legal counsel. In the course of their consideration of the agreement, the
Independent Trustees were advised by their counsel and, in addition to meeting with management of the Adviser, they met separately in executive session with their counsel.
At a meeting held on June 24, 2026, based on their evaluation of the information referred to above and other information provided in this and previous meetings, the Trustees determined that the overall arrangement between the Trust and the
Adviser on behalf of the Portfolio was fair in light of the nature, quality and extent of the services provided by the Adviser and its affiliates, the fees charged for those services and other matters that the Trustees considered relevant in the exercise of their business judgment. At that meeting, the Trustees, including all of the Independent Trustees, approved the continuation of the management agreement with respect to the Portfolio through July 31, 2027, subject to possible earlier termination as provided in the agreement.
In connection with its consideration of the management agreement of the Trust, the Board considered, among other things: (i) the nature, quality and extent of the Adviser’s services, (ii) the investment performance of the Portfolio as well as performance information for comparable funds and other, comparable clients of the Adviser, (iii) the fees and other expenses paid by the Portfolio as well as expense information for comparable funds and for other, comparable clients of the Adviser,
(iv) the profitability of the Adviser and its affiliates from their relationship with the Portfolio, (v) whether economies of scale may be realized as the Portfolio grows and whether potential economies may be shared, in some measure, with Portfolio investors and (vi) other benefits to the Adviser from its relationship with the Portfolio. In the Board’s deliberations, no single factor was responsible for the Board’s decision to approve the continuation of the management agreement, and each Trustee may have afforded different weight to the various factors.
Nature, Quality and Extent of Services. The Board’s consideration of the nature, quality and extent of the Adviser’s services to the Portfolio took into account the knowledge gained from the Board’s meetings with the Adviser throughout the years.
In addition, the Board considered: the Adviser’s long-term history of managing the Portfolio; the consistency of investment approach; the background and experience of the Adviser’s investment personnel responsible for managing the Portfolio;
and the Adviser’s performance as administrator of the Portfolio, including, among other things, in the areas of brokerage selection, trade execution, compliance and shareholder communications. The Board also reviewed the Adviser’s resources and key personnel involved in providing investment management services to the Portfolio. In addition, the Board considered compliance reports about the Adviser from the Trust’s Chief Compliance Officer.
The Board also considered the information provided by the Adviser regarding the Portfolio’s performance and the steps the
Adviser is taking to improve performance. In particular, the Board noted the additional personnel added to the Adviser’s investment team, which includes portfolio managers, research analysts, research associates and risk management personnel.
The Board also noted the Adviser’s significant investment into its infrastructure and investment processes.
Investment Performance of the Portfolio. The Board considered the Portfolio’s investment performance over various time periods, including how the Portfolio performed compared to the average performance of a group of comparable funds (the
Portfolio’s “Category”) selected by an independent third-party service provider. The performance periods considered by the
Board ended on March 31, 2026. The Board considered one-, three-, five- and ten-year performance. To the extent the Board considered data for periods other than those ending on March 31, 2026 or considered comparative data in addition to that of the Category, such as comparative data for an alternate group of comparable funds, the data was still produced by an independent third-party service provider.
The Board considered that the Portfolio outperformed its custom Category average for all periods.
Costs of Services Provided and Profits Realized by the Adviser. Using information provided by an independent third-party service provider, the Board evaluated the Portfolio’s actual management fee rate compared to the median management fee rate for other open-end funds similar in size, character and investment strategy (the Portfolio’s “Expense Group”) and the
Portfolio’s total expense ratio compared to the median total expense ratio of the Portfolio’s Expense Group.

Statement Regarding Basis for Approval of Investment Advisory Contract
(unaudited)

CALAMOS GROWTH AND INCOME PORTFOLIO SEMIANNUAL REPORT
The Board also reviewed the Adviser’s management fee rates for its institutional separate accounts, other advisory accounts and sub-advisory accounts with comparable investment strategies. The Board took into account that, although the rates of fees paid by institutional clients or for sub-advisory services were generally lower than the rates of fees paid by the Portfolio, the differences reflected the Adviser’s greater level of responsibilities and significantly broader scope of services regarding the Portfolio, the more extensive regulatory obligations and risks associated with managing the Portfolio, and other financial considerations with respect to creation and sponsorship of the Portfolio. The Board considered factors that led to more expenses for registered funds including but not limited to: (i) capital expenditures to establish a fund, (ii) length of time to reach critical mass, and the related expenses, (iii) higher servicing costs of intermediaries and shareholders, (iv) higher redemption rates of assets under management, (v) entrepreneurial risk assumed by the Adviser and (vi) greater exposure to
“make whole” errors.
The Board also considered the Adviser’s costs in serving as the Portfolio’s investment adviser and manager, including but not limited to costs associated with technology, infrastructure and compliance necessary to manage the Portfolio. The Board reviewed the Adviser’s methodology for allocating costs among the Adviser’s lines of business. The Board also considered information regarding the structure of the Adviser’s compensation program for portfolio managers, analysts and certain other employees, and the relationship of such compensation to the attraction and retention of quality personnel. Finally, the Board reviewed information on the profitability of the Adviser in serving as the Portfolio’s investment adviser and of the
Adviser and its affiliates in all of their relationships with the Portfolio, as well as an explanation of the methodology utilized in allocating various expenses among the Portfolio and the Adviser’s other business units. Data was provided to the Board with respect to profitability, both on a pre- and post-marketing cost basis. The Board reviewed the financial statements of the Adviser’s parent company and discussed its corporate structure.
The Board considered that the Portfolio’s management fee rate and total expense ratio are higher than the respective medians of the Portfolio’s Expense Group. The Board reviewed the Portfolio’s expenses in light of its performance record.
Economies of Scale. The Board considered whether the Portfolio’s management fee shares with shareholders potential economies of scale that may be achieved by the Adviser. The Board also considered the benefits accruing to shareholders from the Adviser’s investments into its infrastructure and investment processes.
Other Benefits Derived from the Relationship with the Portfolio. The Board also considered other benefits that accrue to the Adviser and its affiliates from their relationship with the Portfolio. The Board concluded that, while the Adviser may potentially benefit from its relationship with the Portfolio in ways other than the fees payable by the Portfolio, the Portfolio also may benefit from its relationship with the Adviser in ways other than the services to be provided by the Adviser and its affiliates pursuant to their agreements with the Portfolio and the fees payable by the Portfolio.
The Board also considered the Adviser’s use of a portion of the commissions paid by the Portfolio on its portfolio brokerage transactions to obtain research products and services benefiting the Portfolio and/or other clients of the Adviser and concluded, based on reports from the Trust’s Chief Compliance Officer, that the Adviser’s use of “soft” commission dollars to obtain research products and services was consistent with regulatory requirements.
After full consideration of the above factors as well as other factors that were instructive in their consideration, the Trustees, including all of the Independent Trustees, concluded that the continuation of the management agreement for the Portfolio with the Adviser was in the best interest of the Portfolio and its shareholders.

ITEM 8: CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9: PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10: REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

1. Aggregate remuneration paid to all trustees by Calamos Advisors Trust for the period covered by the report is shown in the Statement of Operations included as part of the financial statements filed under Item 7 of the N-CSR. Such remuneration only is paid to independent (“non-interested”) trustees. John P. Calamos, Sr. and John S. Koudounis, the trustees who are “interested persons” of the Calamos Advisors Trust, do not receive remuneration for services provided to the Calamos Advisors Trust.

2. Not applicable.

3. The Chief Compliance Officer of the Calamos Advisors Trust is the only officer who receives compensation from the Calamos Advisors Trust. Walter Kelly is the Chief Compliance Officer of the Trust. Aggregate remuneration paid to Mr. Kelly by Calamos Advisors Trust for the period covered by the report is shown in the Statement of Operations included as part of the financial statements filed under Item 7 of the N-CSR.

4. Not applicable.

ITEM 11: STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACTS.

Not applicable. Included in the financial statements filed under Item 7 of the N-CSR.

ITEM 12: DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13: PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14: PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15: SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Trustees.

ITEM 16: CONTROLS AND PROCEDURES.

(a)            The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and timely reported.

(b)            There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17: DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18: RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19: EXHIBITS.

(a)(1)	Code of Ethics - Not applicable for semiannual reports.
(a)(2)	Not applicable
(a)(3)(i)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.
(a)(3)(ii)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.
(a)(4)	Not applicable
(a)(5)	Not applicable

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calamos Advisors Trust

By:	/s/ John P. Calamos, Sr.
Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	August 12, 2026

By:	/s/ Thomas E. Herman
Name:	Thomas E. Herman
Title:	Principal Financial Officer
Date:	August 12, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Calamos Advisors Trust

By:	/s/ John P. Calamos, Sr.
Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	August 12, 2026

By:	/s/ Thomas E. Herman
Name:	Thomas E. Herman
Title:	Principal Financial Officer
Date:	August 12, 2026